PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

The components of property and equipment at September 30, 2017 and December 31, 2016 consisted of the following:

	September 30, 2017	December 31, 2016	Depreciable Lives
	(Unaudited)
Land	$300,000	$300,000
Buildings and improvements	1,650,000	1,650,000	31.5 years
Machinery and equipment	13,428,000	13,340,000	5 - 8 years
Capital lease machinery and equipment	6,265,000	6,265,000	3 - 5 years
Tools and instruments	7,985,000	7,520,000	1.5 - 7 years
Automotive equipment	195,000	195,000	5 years
Furniture and fixtures	438,000	438,000	5 - 8 years
Leasehold improvements	997,000	966,000	Term of Lease
Computers and software	519,000	519,000	4 - 6 years
Total property and equipment	31,777,000	31,193,000
Less: accumulated depreciation	(21,004,000)	(18,974,000)
Property and equipment, net	$10,773,000	$12,219,000

Depreciation expense for the three months ended September 30, 2017 and 2016 was approximately $584,000 and $957,000, respectively. Depreciation expense for the nine months ended September 30, 2017 and 2016 were approximately $2,026,000 and $2,808,000, respectively. Assets held under capitalized lease obligations are depreciated over the lower of their related lease terms or their estimated productive lives. Depreciation of assets under capital leases is included in depreciation expense for 2017 and 2016. Accumulated depreciation on these assets was approximately $3,261,000 and $2,320,000 as of September 30, 2017 and December 31, 2016, respectively.